First Trust Senior Loan Fund Investment Objectives and Goals - First Trust Senior Loan Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Senior Loan Fund (FTSL)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The First Trust Senior Loan Fund’s (the “Fund”) primary investment objective is to provide high current income. The Fund’s secondary investment objective is the preservation of capital.